Biological assets (Details 1) - 12 months ended Jun. 30, 2025 R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Millions	$ / shares	ARS ($) $ / shares	BRL (R$) R$ / shares
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member]
Statement [Line Items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 101.6
Future of sale prices | R$ / shares			R$ 43.84
Operating cost | R$			R$ 11,450
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Bottom Of Range [Member]
Statement [Line Items]
Yields	0.62
Future of sale prices	211,612
Operating cost | $		$ 72,159
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Top Of Range [Member]
Statement [Line Items]
Yields	15.33
Future of sale prices		$ 723,937
Operating cost | $		$ 530,375
Cattle [Member] | Comparable Market Prices [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Parameters		Price per livestock head/kg and per category	Price per livestock head/kg and per category
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 3 [Member]
Statement [Line Items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Yields	$ 83.17
Future of sale prices | R$ / shares			R$ 133.79
Operating cost | R$			R$ 77,940